Income tax expenses (Details 4)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
At the beginning of year - Valuation Allowance	$ 5,770,441	36,659,614	57,861,224	38,549,999
Current year addition	453,835	2,883,211	12,495,012	19,311,225
Tax loss expired	(1,228,159)	(7,802,492)	0	0
Disposal of ELP business	0	0	(33,696,622)	0
At the end of year - Valuation Allowance	$ 4,996,117	31,740,333	36,659,614	57,861,224